Insurance business	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Insurance business

4	Insurance business

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	£m	£m	£m	£m
Gross insurance premium income	214	432	1,238	1,884
Reinsurers’ share of gross insurance premium income	(96)	(1)	—	(97)
Year ended 31 Dec 2022	118	431	1,238	1,787

Gross insurance premium income	218	429	1,360	2,007
Reinsurers’ share of gross insurance premium income	(100)	(1)	—	(101)
Year ended 31 Dec 2021	118	428	1,360	1,906

Gross insurance premium income	205	274	1,185	1,664
Reinsurers’ share of gross insurance premium income	(100)	(5)	—	(105)
Year ended 31 Dec 2020	105	269	1,185	1,559
1    Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	£m	£m	£m	£m
Gross claims and benefits paid and movement in liabilities	44	238	177	459
– claims, benefits and surrenders paid	122	129	1,491	1,742
– movement in liabilities	(78)	109	(1,314)	(1,283)
Reinsurers’ share of claims and benefits paid and movement in liabilities	(64)	11	—	(53)
– claims, benefits and surrenders paid	(57)	(2)	—	(59)
– movement in liabilities	(7)	13	—	6
Year ended 31 Dec 2022	(20)	249	177	406

Gross claims and benefits paid and movement in liabilities	120	550	2,420	3,090
– claims, benefits and surrenders paid	126	106	1,554	1,786
– movement in liabilities	(6)	444	866	1,304
Reinsurers’ share of claims and benefits paid and movement in liabilities	(45)	(6)	—	(51)
– claims, benefits and surrenders paid	(68)	(1)	—	(69)
– movement in liabilities	23	(5)	—	18
Year ended 31 Dec 2021	75	544	2,420	3,039

Gross claims and benefits paid and movement in liabilities	143	300	1,404	1,847
– claims, benefits and surrenders paid	102	93	1,578	1,773
– movement in liabilities	41	207	(174)	74
Reinsurers’ share of claims and benefits paid and movement in liabilities	(64)	—	—	(64)
– claims, benefits and surrenders paid	(62)	(3)	—	(65)
– movement in liabilities	(2)	3	—	1
Year ended 31 Dec 2020	79	300	1,404	1,783
1    Discretionary participation features.

Liabilities under insurance contracts
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	£m	£m	£m	£m
Gross liabilities under insurance contracts at 1 Jan 2022	556	1,938	19,770	22,264
Claims and benefits paid	(122)	(129)	(1,491)	(1,742)
Increase in liabilities to policyholders	44	238	177	459
Exchange differences and other movements[2]	20	15	(1,029)	(994)
Gross liabilities under insurance contracts at 31 Dec 2022	498	2,062	17,427	19,987
Reinsurers’ share of liabilities under insurance contracts	(100)	(40)	—	(140)
Net liabilities under insurance contracts at 31 Dec 2022	398	2,022	17,427	19,847

Gross liabilities under insurance contracts at 1 Jan 2021	594	1,512	20,710	22,816
Claims and benefits paid	(126)	(106)	(1,554)	(1,786)
Increase in liabilities to policyholders	120	550	2,420	3,090
Exchange differences and other movements[2]	(32)	(18)	(1,806)	(1,856)
Gross liabilities under insurance contracts at 31 Dec 2021	556	1,938	19,770	22,264
Reinsurers‘ share of liabilities under insurance contracts	(93)	(53)	—	(146)
Net liabilities under insurance contracts at 31 Dec 2021	463	1,885	19,770	22,118

Gross liabilities under insurance contracts at 1 Jan 2020	576	1,295	19,638	21,509
Claims and benefits paid	(102)	(93)	(1,578)	(1,773)
Increase in liabilities to policyholders	143	300	1,404	1,847
Exchange differences and other movements[2]	(23)	10	1,246	1,233
Gross liabilities under insurance contracts at 31 Dec 2020	594	1,512	20,710	22,816
Reinsurers‘ share of liabilities under insurance contracts	(118)	(47)	—	(165)
Net liabilities under insurance contracts at 31 Dec 2020	476	1,465	20,710	22,651
1Discretionary participation features.
2'Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.
The key factors contributing to the movement in liabilities to policyholders included movement in the market value of assets supporting policyholder liabilities, death claims, surrenders, lapses, new business, the declaration of bonuses and other amounts attributable to policyholders.